UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2012

Courtney R. Taylor
The American Funds Tax-Exempt Series II
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Tax-Exempt Fund of California®

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Special feature

Finding value in the California municipal market

See page 4

Annual report for the year ended August 31, 2012

The Tax-Exempt Fund of California seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	6.69%	4.86%	4.24%

The total annual fund operating expense ratio is 0.63% for Class A shares as of the prospectus dated November 1, 2012 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of September 30, 2012, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.47%. (For investors in the 41.05% tax bracket, this is equivalent to a taxable yield of 4.19%.) The fund’s 12-month distribution rate for Class A shares as of that date was 3.59%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 26.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The Tax-Exempt Fund of California’s most recent fiscal year saw a sustained rally in the municipal bond markets. For the 12 months ended August 31, 2012, the fund recorded a total return of 11.7%.

The fund enjoyed a steady stream of income during the period, with monthly dividends totaling 66 cents a share for the fiscal year. Shareholders who reinvested their dividends earned an income return of 4.10%, equivalent to a 6.96% return from a taxable investment for those in the top 41.05% combined federal and California tax bracket. Those who took dividends in cash recorded an income return of 4.03%, equivalent to a 6.84% return on a taxable investment in the same bracket.

The fund’s total return surpassed that of its primary benchmark, the unmanaged Barclays California Municipal Index, which returned 10.0%. The index measures only the state’s investment grade (rated BBB and above) marketplace and does not reflect expenses or fees. The fund’s peer group, as measured by the Lipper California Municipal Debt Funds Average, saw a 12.4% return for the period.

The year in review

The municipal bond market saw steady gains for much of the fiscal year, as concerns about the strength of the economic recovery and worries over Europe’s continuing debt problems prompted investors to seek the relative safety of fixed income. With Treasuries posting near-record low yields during the period, many investors saw municipal bonds as a relatively high-quality alternative, and one that could produce more after-tax income.

[Begin Sidebar]
Results at a glance
For periods ended August 31, 2012, with all distributions reinvested

	Total returns	Average annual total returns

				Lifetime
	1 year	5 years	10 years	(since 10/28/86)
The Tax-Exempt Fund of California
(Class A shares)	11.70%	5.81%	4.81%	5.95%

Lipper California Municipal
Debt Funds Average	12.44	5.43	4.53	5.93

Barclays California
Municipal Index*	9.96	6.25	5.27	—	†

*The Barclays California Municipal Index is unmanaged and, therefore, has no expenses.
† The Barclays California Municipal Index did not exist at the time of the fund’s inception.
[End Sidebar]

[photo of a field of wind turbines]
[Begin Sidebar]
In this report

Special feature

4	Finding value in the California municipal market

California’s fiscal and economic picture may be cloudy, but thoughtful research has helped the fund find value in the municipal marketplace.

Contents

1	Letter to investors

3	The value of a long-term perspective

8	Summary investment portfolio

13	Financial statements

27	Board of trustees and other officers
[End Sidebar]

In California, the economic recovery continues unevenly, though not without encouraging signs. Unemployment is higher than the national average, but is improving. The housing market showed improvement during the year, which may bode well for growing property tax assessments in the coming years. While many municipalities have improvements in their flow of tax revenues, a few declared bankruptcy, most notably Stockton and San Bernardino.

State tax revenues came in well below forecasts in July, but showed improvement in August. With the Legislature unwilling to increase taxes, Gov. Jerry Brown has backed Proposition 30, which would raise both sales and income taxes; that ballot measure will be decided in November.

For more about the California economy, state government and the state municipal market, please see the feature beginning on page 4.

The fund's reaction

In recent years, portfolio counselors positioned the portfolio to have relatively few holdings in state or local general obligation bonds. Instead, the bulk of the fund’s portfolio consists of bonds backed by specific revenue sources, most notably those issued by airports, electric utilities, water-and-sewer enterprises and other essential services. These latter holdings are less sensitive to changes in fiscal policy or the economy.

The fund also invests in generally higher quality issues, with only 3.3% of the fund’s holdings rated below investment grade (BB and below). While high-yield bonds can provide attractive income for the fund, our research and long-term approach makes us highly selective in how and when we invest.

Looking ahead

There are a number of uncertainties facing municipal bond investors in the short to medium term. On the national level, there is the state of the economy and budget negotiations in Washington, along with the presidential election. In California, the fate of Proposition 30 is unknown. Furthermore, Moody’s recently downgraded a number of credit ratings of bond issuers throughout the state, which could affect prices if many are downgraded.

That said, Treasury yields are near record lows as of this writing, and investors seeking income are looking to municipal bonds. With the Federal Reserve signalling that interest rates will remain near zero through mid-2015 and the prospect of higher tax rates, this pursuit of yield should keep demand high, even as municipal and state issuance picks up throughout the balance of the calendar year.

We would like to stress that while we are pleased with our returns for the year, they are not typical for the municipal bond market. These are unprecedented times for municipal bond investing, and our focus remains not on short-term results, but on long-term success. As always, we encourage you to take a similar long-term approach in your investments.

We would like to take this opportunity to thank portfolio counselor Ed Nahmias for his service to The Tax-Exempt Fund of California. Ed retired at the end of June after 16 years with Capital Research and Management Company, the fund’s investment adviser.

Cordially,

/s/ Neil L. Langberg

Neil L. Langberg
President

October 17, 2012

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Tax-exempt yields vs. taxable yields

Find your estimated 2012 taxable income below to determine your combined federal and California tax rate,1 then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.61% tax-exempt distribution rate2 at August 31, 2012. For example, investors with a taxable income of $150,000 would need a taxable distribution rate of 5.53% to match the fund’s distribution rate.

		… then your		The fund’s tax-exempt
If your taxable income is …		combined federal		distribution rate of
		and California tax		3.61% is equivalent
Single	Joint	rate is ...		to a taxable rate of …
$0 – 7,316	$0 – 14,632	10.90%		4.05%
7,317 – 8,700	14,633 – 17,400	11.80		4.09
8,701 – 17,346	17,401 – 34,692	16.70		4.33
17,347 – 27,377	34,693 – 54,754	18.40		4.42
27,378 – 35,350	54,755 – 70,700	20.10		4.52
35,351 – 38,004	70,701 – 76,008	29.50		5.12
38,005 – 48,029	76,009 – 96,058	31.00		5.23
48,030 – 85,650	96,059 – 142,700	31.98		5.31
85,651 – 178,650	142,701 – 217,450	34.70		5.53
178,651– 388,350	217,451 – 388,350	39.23		5.94
Over 388,350	Over 388,350	41.05	3	6.12

1Based on 2012 federal and 2011 California tax rates. (State rates from 1.0% to 9.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.

2The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of August 31, 2012.
3The rate increases to 41.70% for taxable income over $1 million.
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown (since the fund’s inception, with dividends reinvested)

Fund results shown, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

[begin mountain chart]
	The fund at maximum offering price1,4	The fund at net asset value (not including sales charge)4	Barclays Municipal Bond Index3	Lipper California Municipal Debt Funds Average4,5	Barclays California Municipal Index3

10/28/1986	$9,625	10,000	10,000	10,000
8/31/1987	9,673	10,052	10,260	9,977
8/31/1988	10,211	10,611	10,966	10,586
8/31/1989	11,275	11,717	12,170	11,807
8/31/1990	11,718	12,177	12,951	12,404
8/31/1991	13,072	13,584	14,478	13,816
8/31/1992	14,424	14,990	16,095	15,260
6/30/1993 *		16,524			16,524
8/31/1993	16,310	16,949	18,059	17,183	16,910
8/31/1994	16,308	16,947	18,084	17,013	16,788
8/31/1995	17,639	18,330	19,687	18,241	18,291
8/31/1996	18,635	19,365	20,718	19,310	19,387
8/31/1997	20,274	21,069	22,634	21,042	21,275
8/31/1998	21,892	22,750	24,591	22,834	23,171
8/31/1999	21,995	22,857	24,714	22,626	23,262
8/31/2000	23,531	24,453	26,388	24,311	25,082
8/31/2001	25,610	26,614	29,078	26,629	27,513
8/31/2002	26,804	27,854	30,893	27,892	29,057
8/31/2003	27,371	28,444	31,862	28,391	29,638
8/31/2004	29,349	30,499	34,126	30,340	32,021
8/31/2005	30,985	32,199	35,939	32,006	34,020
8/31/2006	32,002	33,256	37,028	32,961	35,148
8/31/2007	32,339	33,606	37,879	33,462	35,878
8/31/2008	32,733	34,016	39,577	34,401	37,292
8/31/2009	33,220	34,522	41,822	35,158	38,845
8/31/2010	37,561	39,033	45,910	39,034	43,057
8/31/2011	38,401	39,906	47,131	39,685	44,184
8/31/2012	42,895	44,577	51,269	44,346	48,584
[end mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The maximum initial sales charge was 4.75% prior to January 10, 2000.

3The Barclays California Municipal Index best reflects the market sectors and securities in which the fund primarily invests, but did not exist prior to June 30, 1993. Results for this index are measured from June 30, 1993, and are based on the corresponding value of the hypothetical $10,000 investment in the fund on that date. Therefore, results of the Barclays Municipal Bond Index, a national index not limited to California bonds, are shown since the fund’s inception. The indexes are unmanaged and, therefore, have no expenses.

4With all distributions reinvested.
5Results of the Lipper California Municipal Debt Funds Average do not reflect any sales charges.
6For the period October 28, 1986 (when the fund began operations), through August 31, 1987.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2012)*

	1 year	5 years	10 years
Class A shares	7.49%	5.01%	4.42%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Finding value in the California municipal market

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[aerial view of airplanes around an airport terminal]

Despite the state’s fiscal difficulties, The Tax-Exempt Fund of California has found value in many areas of the state’s municipal bond marketplace through diligent research and a steady investment philosophy.

Looking at the headlines, it would be easy to write off California as a place to invest. Here are a few of the recent developments that might give investors pause:

•The state finished its most recent fiscal year with a $9.6 billion deficit — which ballooned to $18 billion over the summer;
•This increase was due in part to a decrease in sales tax revenue, which came in 33% below projections for July 2012;
•The state’s jobless rate remains stubbornly high at 10.7% for July, well above the national rate of 8.3%;
•Communities — and municipal bond issuers — such as Stockton and San Bernardino have filed for bankruptcy, and the concern is that others may follow;
•Moody’s Investor Service, one of the agencies that rates municipal bonds’ credit worthiness, recently downgraded nine state bond issues and placed 45 others on review for possible downgrade.

Yet as you can see in this report’s letter to investors, The Tax-Exempt Fund of California has recorded total returns that at times surpassed its peers and the general market index. These returns reflect research by the fund’s investment professionals into the state’s finances, the overall state economy and individual bond issues. It also reflects an investment philosophy born of that research, one that relies in recent years less on general obligation (G.O.) bonds and more on issues backed by revenue streams.

“It is in times like this where we need to earn our stripes,” says portfolio counselor Neil Langberg. “We need to do our research and be selective about our investments. Even with everything that’s gone on, we see opportunities in the California market.”

Identifying problems early

In May 2008, portfolio counselor Karl Zeile conducted a review of city finances within the state in order to evaluate the impact of falling property values on local bond issues. At the time, while housing prices were falling fast, there were fewer clues as to the severity of the decline to come. Karl noted that the finances of many California localities depended on rising property values in order to make ends meet.

In his note to his fellow investment professionals, Karl said: “Increasing property values over the past five years dramatically increased the property tax revenue stream for cities in California — especially since 2004 — and recalibrating city budgets to match lower tax revenues will require painful cuts to city budgets.”

In other words, if property tax revenues fell, or even stopped rising, cities would face huge deficits. As we saw after 2008, that has been the case in many cities around the state, and has been a key factor in the bankruptcies of San Bernardino and Stockton.

[Begin Pull Quote]
[photo of Neil Langberg]
“We need to do our research and be selective about our investments. Even with everything that’s gone on, we see opportunities in the California market.”
— Neil Langberg
[End Pull Quote]

[photo of a construction worker at a construction site]

“We do need to understand that these fiscal problems aren’t as widespread as the headlines would make them out to be,” Karl says today. “You have towns that have done very smart things with their finances to make up for the fall in tax revenues. It just illustrates the kind of research we need to do when we consider a city’s bond issue.”

Most cities in California have several years — or longer in some cases — before they encounter more severe problems, as the fallout from declining property values filters through to tax revenues, Neil says.

“When we look at an issuer’s finances, it is not about what they are doing now, though obviously that is important,” Neil says. “It is about the challenges they face and how they plan to overcome them.”

Seeking bonds backed by revenue

G.O. bonds, issued by both state and local governments, rely on the credit of the issuer. These bonds have a strong legal standing, as repayment can be enshrined in either the state constitution or local statutes. Yet because of the vagaries of tax revenue and the political decisions on how best to use that revenue, they can be difficult to assess. The Tax-Exempt Fund of California currently has a small amount of local G.O. bonds in its portfolio exactly because of these uncertainties.

Instead, the fund has long sought out bonds backed by revenues. These bonds are offered by issuers such as sewer-and-water or electric utilities, toll road authorities, airports, and health care and educational institutions. They tend to be more easily researched and evaluated because they have readily measurable income streams tied to money an issuer is owed. They provide essential services for which people are obligated to pay regularly.

“That has been a big part of how we do things for a very long time,” Neil says. “Knowing what kind of revenues are coming in makes it easier for us to be comfortable with an issuer. That is reflected in the portfolio.”

[photo of stacked shipping containers]
[Begin Pull Quote]
[photo of Karl Zeile]
“It is likely that there will be downgrades to the credit of at least some counties and municipalities. That could lead to investment opportunities for the fund.”
— Karl Zeile
[End Pull Quote]

These revenues can be volatile and cyclical, but the critical nature of these services means that these bond issuers are often the last to be affected by a declining economy. Property and income taxes may go unpaid, but people are generally loath to forego paying their electric or water utilities, lest they be shut off after a month or two.

Forecasting the future

The financial future of California and its myriad municipal bond issuers remains in flux. A substantial improvement in the state’s economic picture would help, but remains unlikely in the short- to medium-term. Yet opportunities for tax-free income remain.

Take, for example, the Moody’s review. “It is likely that there will be downgrades to the credit of at least some counties and municipalities,” Karl says. “That could lead to investment opportunities for the fund.”

“Whenever you have a situation where you are facing downgrades, you have the potential for a selloff in a wide variety of bonds, not just those that end up with the downgrade,” Karl says. “In cases like that, we can pick our spots and find value in bonds that may have sold off without good reason. That is where our research comes in, helping us identify values that the market presents us with.”

It is also important to remember that California represents a $1.9 trillion economy — the world’s ninth largest in terms of gross domestic product. The state, according to Karl, only captures 5% of that activity in taxes, leaving a vibrant economy that produces a wide variety of investment vehicles for tax-free investors.

“What would really hurt would be if the state could not fund itself, and that would only happen if people stopped buying California bonds,” Neil says. “Given that the state placed $10 billion in short-term notes over the summer at a very good rate, it is unlikely that the state will be closed off to the bond market entirely. So no matter what happens, we are going to find places where we can invest, and avoid a lot of the fiscal problems in the process.” ■

[aerial photo of a freeway interchange]
[Begin Sidebar]
Types of municipal bonds

The municipal bond market generally falls into two broad categories:

General obligation bonds: These bonds, issued in large part by state and local governments, are tied to the governments’ ability to assess taxes and repay the bonds. They are backed by the general credit-worthiness of the government in question. In California, state G.O.s are also backed by the state constitution, which mandates repayment. Many localities have similar statue guarantees.

Revenue bonds: These bonds are tied to the revenues of the issuer, as well as the issuer’s credit-worthiness. Thus, an electric or water utility may issue revenue bonds, which are backed by the regular revenues generated from the services provided. Airports, toll-road authorities, business development corporations and a wide variety of other enterprises — both public and private — may issue these kinds of bonds. State and local governments may issue short-term notes based on tax revenue, called revenue-anticipation notes.
[End Sidebar]

Summary investment portfolio   August 31, 2012

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*	Percent of net assets

Aaa/AAA	4.1
Aa/AA	25.8
A/A	31.7
Baa/BBB	19.8
Below investment-grade	3.3
Unrated	11.0
Short-term securities & other assets less liabilities	4.3

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies. Securities in the "unrated" category (at left) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 95.72%	(000)	(000)	assets

California - 91.86%
State issuers - 38.08%
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	$7,000	$7,309	.46%
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,408	.40
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,446
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	5,000	5,605	.57
Various Purpose G.O. Bonds, 5.00% 2041	1,000	1,098
Various Purpose G.O. Bonds, 5.00% 2041	7,500	8,243
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,341
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,860
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,257
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,386
Various Purpose G.O. Bonds, 6.50% 2033	5,000	6,240
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	2,520	2,656
Various Purpose G.O. Ref. Bonds, 5.25% 2030	2,000	2,332	2.47
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,890
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	4,000	4,080
Veterans G.O. Bonds, Series CD, AMT, 4.60% 2032	5,000	5,092	1.01
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.00% 2033	8,175	6,704	.42
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,760	.42
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2009, 5.00% 2039	4,250	4,623
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	15,564	1.26
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,736	.36
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,253	.58
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	15,000	16,557
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,293
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,280	1.32
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,678	.36
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (1)	8,550	10,170	.64
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.00% 2019	2,000	2,436
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,211
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	4,282
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,851
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,172
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,441
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,935	1.27
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	5,000	5,435
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,087	.41
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	2,000	2,443
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	2,200	2,712
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030	2,000	2,302
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 6.00% 2035	2,000	2,367
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,643
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	4,500	4,887	1.02
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2008-A, 5.00% 2022	4,960	5,766
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2023	5,000	5,836	.73
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037 (1)	9,500	9,779	.61
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,623	.41
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	12,000	13,112	.82
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,765	.36
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	6,000	6,698	.42
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.75% 2026	2,000	2,026
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036	6,500	6,505
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041	2,000	2,282	.68
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,786
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	5,117
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,347
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,827
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,072
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,093
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,036	1.21
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,666
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2026	1,500	1,833
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.961% 2037 (2)	5,000	3,599
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 1.031% 2043 (2)	8,000	5,488	1.04
Other securities		300,481	18.83
		607,802	38.08

City & county issuers - 53.78%
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	8,679	.54
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,830	.43
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,776
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	4,047	.37
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047	6,000	6,732	.42
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.), Series 2007-B, National insured, 5.00% 2017	5,000	5,773	.36
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,317
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,133
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, National insured, 5.00% 2017	5,710	6,460
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,863
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	2,085	2,540
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-B, 5.00% 2023	1,000	1,230	1.29
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.375% 2039	5,500	6,266	.39
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2008-A, AMT, 5.50% 2022	5,000	5,765	.36
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.843% 2035 (2)	13,500	9,995	.63
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	10,000	10,668	.67
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	13,149	.82
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	6,007	.38
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,549
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, AMT, 5.00% 2028	2,630	2,953
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	4,217
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	7,000	8,013
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	5,000	5,516
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,135
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,130	1.66
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,625	.35
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	9,051	.57
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	7,185	7,696	.48
Other securities		703,297	44.06
		858,412	53.78

Puerto Rico - 2.15%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	8,151	.51
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-A-1, 5.00% 2043	6,000	6,306	.39
Other securities		19,906	1.25
		34,363	2.15

Other U.S. territories - 1.71%
Other securities		27,339	1.71

Total bonds & notes (cost: $1,424,469,000)		1,527,916	95.72

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.19%	(000)	(000)	assets

Educational Facs. Auth., Demand Rev. Ref. Bonds (Chapman University), Series 2008-A, Bank of America LOC, 0.23% 2036 (2)	4,295	4,295
Educational Facs. Auth., Demand Rev. Ref. Bonds (Chapman University), Series 2008-B, Bank of America LOC, 0.23% 2026 (2)	3,820	3,820	.51
City of Irvine, Reassessment Dist. No. 05-21, Limited Obligation Improvement Bonds, Series A, U.S. Bank LOC, 0.19% 2050 (2)	6,560	6,560	.41
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A, Subseries A-1, 0.17% 2035 (2)	1,050	1,050
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B, Subseries B-3, 0.17% 2034 (2)	5,000	5,000	.38
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.19% 2035 (2)	250	250
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-C, 0.17% 2035 (2)	4,350	4,350
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 0.19% 2024 (2)	1,100	1,100	.36
G.O. Bonds, Series 2004-A-1, Citibank LOC, 0.18% 2034 (2)	4,655	4,655
G.O. Bonds, Series 2004-A-5, Citibank LOC, 0.17% 2034 (2)	5,295	5,295
Various Purpose G.O. Bonds, JPMorgan Chase LOC, 0.17% 2033 (2)	5,950	5,950	1.00
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.18% 2026 (2)	2,600	2,600
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, JPMorgan Chase LOC, 0.21% 2026 (2)	8,400	8,400
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series F, JPMorgan Chase LOC, 0.15% 2026 (2)	2,600	2,600	.85
Other securities		10,889	.68

Total short-term securities (cost: $66,814,000)		66,814	4.19

Total investment securities (cost: $1,491,283,000)		1,594,730	99.91
Other assets less liabilities		1,414	.09

Net assets		$1,596,144	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $23,261,000, which represented 1.46% of the net assets of the fund.

(2) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at August 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,491,283)			$1,594,730
Cash			33
Receivables for:
Sales of fund's shares	$1,592
Interest	20,599		22,191
			1,616,954
Liabilities:
Payables for:
Purchases of investments	15,857
Repurchases of fund's shares	2,833
Dividends on fund's shares	882
Investment advisory services	432
Services provided by related parties	701
Trustees' deferred compensation	105
Other	-	*	20,810
Net assets at August 31, 2012			$1,596,144

Net assets consist of:
Capital paid in on shares of beneficial interest			$1,538,507
Undistributed net investment income			729
Accumulated net realized loss			(46,539)
Net unrealized appreciation			103,447
Net assets at August 31, 2012			$1,596,144

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (91,012 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$1,334,373	76,086	$17.54
Class B	4,982	284	17.54
Class C	100,663	5,740	17.54
Class F-1	82,058	4,679	17.54
Class F-2	74,068	4,223	17.54

*Amount less than one thousand.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2012	(dollars in thousands)

Investment income:
Income:
Interest		$68,246

Fees and expenses*:
Investment advisory services	$4,978
Distribution services	4,394
Transfer agent services	415
Administrative services	201
Reports to shareholders	37
Registration statement and prospectus	91
Trustees' compensation	16
Auditing and legal	94
Custodian	4
Federal and state income taxes	22
Other state and local taxes	11
Other	36	10,299
Net investment income		57,947

Net realized gain and unrealized appreciation on investments
Net realized gain on investments		2,731
Net unrealized appreciation on investments		105,471
Net realized gain and unrealized appreciation on investments		108,202
Net increase in net assets resulting from operations		$166,149

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Year ended August 31
	2012	2011
Operations:
Net investment income	$57,947	$60,152
Net realized gain on investments	2,731	1,877
Net unrealized appreciation (depreciation) on investments	105,471	(43,620)
Net increase in net assets resulting from operations	166,149	18,409

Dividends paid or accrued to shareholders from net investment income	(57,712)	(60,274)

Net capital share transactions	48,701	(241,944)

Total increase (decrease) in net assets	157,138	(283,809)

Net assets:
Beginning of year	1,439,006	1,722,815
End of year (including undistributed net investment income: $729 and $457, respectively)	$1,596,144	$1,439,006

See Notes to Financial Statements

Notes to financial statements

1.	Organization

The American Funds Tax-Exempt Series II (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the “fund”). The fund seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

The fund has five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Some share classes are only available to limited categories of investors. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
*Class B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2012, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended August 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2012, the fund reclassified $79,000 from accumulated net realized loss to undistributed net investment income and $42,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$881
Capital loss carryforward*:
Expiring 2017	$(16,145)
Expiring 2018	(30,345)	(46,490)
Gross unrealized appreciation on investment securities		118,300
Gross unrealized depreciation on investment securities		(14,067)
Net unrealized appreciation on investment securities		104,233
Cost of investment securities		1,490,497

*Reflects the utilization of capital loss carryforward of $2,652,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended August 31
Share class	2012	2011
Class A	$49,306	$51,544
Class B	185	294
Class C	2,959	3,233
Class F-1	2,963	3,509
Class F-2	2,299	1,694
Total	$57,712	$60,274

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.18% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. For the year ended August 31, 2012, the investment advisory services fee was $4,978,000, which was equivalent to an annualized rate of 0.330% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Class F-2 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2012, unreimbursed expenses subject to reimbursement totaled $502,000 for Class A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period September 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C and F shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C and F shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the year ended August 31, 2012, the total transfer agent services fee paid under these agreements was $415,000, of which $380,000 was paid by the fund to AFS and $35,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C and F shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period September 1, 2011, through December 31, 2011, the agreement applied only to Class C and F shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C and F shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the year ended August 31, 2012, total fees paid to CRMC for performing administrative services were $201,000.

Class-specific expenses under the agreements described above for the year ended August 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$3,181	$279	$86
Class B	59	2	Not applicable
Class C	958	21	48
Class F-1	196	66	40
Class F-2	Not applicable	47	27
Total class-specific expenses	$4,394	$415	$201

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $16,000, shown on the accompanying financial statements, includes $12,000 in current fees (either paid in cash or deferred) and a net increase of $4,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2012
Class A	$182,575	10,756	$41,258	2,425	$(198,977)	(11,739)	$24,856	1,442
Class B	671	40	172	10	(3,225)	(191)	(2,382)	(141)
Class C	18,778	1,108	2,526	149	(18,309)	(1,080)	2,995	177
Class F-1	18,220	1,071	2,836	166	(26,762)	(1,588)	(5,706)	(351)
Class F-2	36,372	2,135	1,813	106	(9,247)	(544)	28,938	1,697
Total net increase
(decrease)	$256,616	15,110	$48,605	2,856	$(256,520)	(15,142)	$48,701	2,824

Year ended August 31, 2011
Class A	$127,127	7,962	$41,794	2,631	$(358,062)	(22,639)	$(189,141)	(12,046)
Class B	413	26	254	16	(4,918)	(309)	(4,251)	(267)
Class C	10,517	658	2,669	168	(35,667)	(2,256)	(22,481)	(1,430)
Class F-1	16,095	1,007	3,220	202	(41,701)	(2,649)	(22,386)	(1,440)
Class F-2	13,461	848	1,208	76	(18,354)	(1,154)	(3,685)	(230)
Total net increase
(decrease)	$167,613	10,501	$49,145	3,093	$(458,702)	(29,007)	$(241,944)	(15,413)

*Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $272,475,000 and $214,984,000, respectively, during the year ended August 31, 2012.

Financial highlights

		Income from investment operations(1)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(2) (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers(3)	Ratio of net income to average net assets(3)
Class A:
Year ended 8/31/2012	$16.32	$.66	$1.22	$1.88	$(.66)	$17.54	11.70%	$1,334		.63%	.63%	3.89%
Year ended 8/31/2011	16.63	.65	(.31)	.34	(.65)	16.32	2.24	1,218		.64	.64	4.08
Year ended 8/31/2010	15.31	.64	1.32	1.96	(.64)	16.63	13.07	1,442		.62	.62	4.04
Year ended 8/31/2009	15.79	.67	(.48)	.19	(.67)	15.31	1.49	1,311		.63	.62	4.59
Year ended 8/31/2008	16.26	.66	(.47)	.19	(.66)	15.79	1.22	1,493		.61	.58	4.16
Class B:
Year ended 8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5		1.37	1.37	3.17
Year ended 8/31/2011	16.63	.53	(.31)	.22	(.53)	16.32	1.48	7		1.39	1.39	3.33
Year ended 8/31/2010	15.31	.52	1.32	1.84	(.52)	16.63	12.22	11		1.37	1.37	3.31
Year ended 8/31/2009	15.79	.56	(.48)	.08	(.56)	15.31	.73	16		1.39	1.37	3.85
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	15.79	.46	21		1.36	1.33	3.41
Class C:
Year ended 8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101		1.42	1.42	3.10
Year ended 8/31/2011	16.63	.52	(.31)	.21	(.52)	16.32	1.42	91		1.44	1.44	3.28
Year ended 8/31/2010	15.31	.51	1.32	1.83	(.51)	16.63	12.17	116		1.42	1.42	3.24
Year ended 8/31/2009	15.79	.55	(.48)	.07	(.55)	15.31	.68	105		1.43	1.42	3.79
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	15.79	.41	118		1.41	1.38	3.36
Class F-1:
Year ended 8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82		.73	.73	3.79
Year ended 8/31/2011	16.63	.64	(.31)	.33	(.64)	16.32	2.13	82		.74	.74	3.98
Year ended 8/31/2010	15.31	.63	1.32	1.95	(.63)	16.63	12.97	108		.70	.70	3.97
Year ended 8/31/2009	15.79	.65	(.48)	.17	(.65)	15.31	1.41	113		.71	.70	4.52
Year ended 8/31/2008	16.26	.65	(.47)	.18	(.65)	15.79	1.14	192		.69	.65	4.08
Class F-2:
Year ended 8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74		.48	.48	4.02
Year ended 8/31/2011	16.63	.67	(.31)	.36	(.67)	16.32	2.38	41		.50	.50	4.22
Year ended 8/31/2010	15.31	.67	1.32	1.99	(.67)	16.63	13.27	46		.43	.43	4.27
Year ended 8/31/2009	15.79	.69	(.48)	.21	(.69)	15.31	1.67	99		.45	.45	4.61
Period from 8/22/2008 to 8/31/2008(4)	15.79	.02	- (5)	.02	(.02)	15.79	.09	-	(6)	.01	.01	.10

	Year ended August 31
	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	15%	10%	18%	17%	16%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Amount less than $.01.
(6)Amount less than $1 million.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California:

We have audited the accompanying statement of assets and liabilities of The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California (the “Fund”), including the summary investment portfolio, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
October 17, 2012

Expense example
                                                                                                                            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2012, through August 31, 2012).

Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2012	Ending account value 8/31/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,041.05	$3.18	.62%
Class A -- assumed 5% return	1,000.00	1,022.02	3.15	.62
Class B -- actual return	1,000.00	1,037.25	6.96	1.36
Class B -- assumed 5% return	1,000.00	1,018.30	6.90	1.36
Class C -- actual return	1,000.00	1,036.98	7.22	1.41
Class C -- assumed 5% return	1,000.00	1,018.05	7.15	1.41
Class F-1 -- actual return	1,000.00	1,040.58	3.64	.71
Class F-1 -- assumed 5% return	1,000.00	1,021.57	3.61	.71
Class F-2 -- actual return	1,000.00	1,041.77	2.46	.48
Class F-2 -- assumed 5% return	1,000.00	1,022.72	2.44	.48

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its primary objective of providing high current income exempt from regular federal and California income taxes and secondary objective of preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2012 (the most recent calendar quarter-end):
			10 years/
	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	5.02%	4.55%	4.02%
Not reflecting CDSC	10.02	4.88	4.02

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	8.96	4.83	3.79
Not reflecting CDSC	9.96	4.83	3.79

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	10.71	5.57	4.54

Class F-2 shares3 — first sold 8/22/08
Not reflecting annual asset-based fee charged
by sponsoring firm	10.99	—	7.17

1Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Tax information
  unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2012:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2013, to determine the calendar year amounts to be included on their 2012 tax returns. Shareholders should consult their tax advisers.

Board of trustees and other officers

“Independent” trustees1
	Year first
	elected a
	trustee of
Name and age	the fund2	Principal occupation(s) during past five years

William H. Baribault, 67	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

James G. Ellis, 65	2006	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Leonard R. Fuller, 66	1994	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 67	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 66	2005	Private investor
Chairman of the Board
(Independent and Non-Executive)

Merit E. Janow, 54	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell,	2009	Clinical Professor and Director, Accounting Program,
Ph.D., 57		University of Redlands

Frank M. Sanchez, 69	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 54	2010	President and CEO, Margaret Spellings & Company
		(public policy and strategic consulting); President,
		U.S. Forum for Policy Innovation and Senior Advisor
		to the President and CEO, U.S. Chamber of
		Commerce; former United States Secretary of
		Education, United States Department of Education

Steadman Upham,	2007	President and University Professor,
Ph.D., 63		The University of Tulsa

“Independent” trustees1

	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	trustee	Other directorships4 held by trustee

William H. Baribault, 67	58	None

James G. Ellis, 65	62	Quiksilver, Inc.

Leonard R. Fuller, 66	62	None

W. Scott Hedrick, 67	58	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 66	64	JPMorgan Value Opportunities Fund, Inc.;
Chairman of the Board		The Swiss Helvetia Fund, Inc.
(Independent and Non-Executive)

Merit E. Janow, 54	61	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell,	58	None
Ph.D., 57

Frank M. Sanchez, 69	58	None

Margaret Spellings, 54	61	None

Steadman Upham,	61	None
Ph.D., 63

Lee A. Ault III, a trustee of the fund since 2010, and Martin Fenton, a trustee of the fund since 1989, have retired from the board. The trustees thank Mr. Ault and Mr. Fenton for their dedication and service to the fund.

“Interested” trustee5,6

Year first
elected a
	trustee or	Principal occupation(s) during past five years
Name, age and	officer of	and positions held with affiliated entities or the
position with fund	the fund2	principal underwriter of the fund

Karl J. Zeile, 45	2009	Senior Vice President — Fixed Income, Capital
Vice President		Research and Management Company; Vice
President, Capital Guardian Trust Company7

“Interested” trustee5,6
Number of
portfolios in
fund complex3
Name, age and	overseen
position with fund	by trustee	Other directorships4 held by trustee

Karl J. Zeile, 45	6	None
Vice President

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 28 for footnotes.

Other officers6
	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund2	principal underwriter of the fund

Neil L. Langberg, 59	1986	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Vice
		President, Capital Guardian Trust Company7

Kristine M. Nishiyama, 42	2003	Senior Vice President and Senior Counsel — Fund
Senior Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior
		Counsel, Capital Bank and Trust Company7

Courtney R. Taylor, 37	2006	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and
		Management Company

Karl C. Grauman, 44	2010	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Steven I. Koszalka, 48	2010	Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

Brian C. Janssen, 40	2012	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Dori Laskin, 61	2010	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2Trustees and officers of the fund serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 19 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
7Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2012, portfolio of The Tax-Exempt Fund of California’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Fund of California files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
The Income Fund of America®

•	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®

•	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market fund
American Funds Money Market Fund®

•	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•	American Funds Target Date Retirement Series®

•	American Funds College Target Date SeriesSM

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-920-1012P

Litho in USA CGD/L/8069-S33515

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2011	$73,000
2012	$79,000

b) Audit-Related Fees:
2011	$664
2012	$489

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2011	$7,000
2012	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2011	None
2012	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2011	$984,000
2012	$1,151,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2011	$17,000
2012	$59,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2011	$2,000
2012	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,601,000 for fiscal year 2011 and $1,722,000 for fiscal year 2012. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Fund of California®
Investment portfolio

August 31, 2012

Bonds & notes — 95.72%	Principal amount (000)	Value (000)

CALIFORNIA — 91.86%
STATE ISSUERS — 38.08%
Del Mar Race Track Auth., Rev. Ref. Bonds, Series 2005, 5.00% 2013	$1,000	$1,023
Del Mar Race Track Auth., Rev. Ref. Bonds, Series 2005, 5.00% 2014	500	521
Eastern Municipal Water Dist., Water and Sewer Rev. Certs. of Part., Series 2008-H, 5.00% 2033	4,000	4,417
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	3,250	3,957
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	3,164
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	2,097
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,000	1,072
Educational Facs. Auth., Rev. Bonds (Claremont McKenna College), Series 2009, 5.00% 2039	4,000	4,416
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,318
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	2,500	2,537
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	5,270
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,900
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	1,042
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	835	907
Educational Facs. Auth., Rev. Bonds (Occidental College), Series 2008, 5.30% 2038	2,000	2,249
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	1,000	1,044
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021	1,625	1,889
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,000	2,362
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	7,000	7,309
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,408
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,446
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	5,000	5,605
Educational Facs. Auth., Rev. Ref. Bonds (Pomona College), Series 2009-A, 5.00% 2024	1,000	1,184
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	4,210
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	1,470	1,524
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025	4,000	4,499
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030	1,000	1,133
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,874
Various Purpose G.O. Bonds, 5.00% 2041	1,000	1,098
Various Purpose G.O. Bonds, 5.00% 2041	7,500	8,243
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,341
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,860
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,257
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,386
Various Purpose G.O. Bonds, 6.50% 2033	5,000	6,240
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	2,520	2,656
Various Purpose G.O. Ref. Bonds, 5.25% 2030	2,000	2,332
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,890
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	4,000	4,080
Veterans G.O. Bonds, Series CD, AMT, 4.60% 2032	5,000	5,092
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2005-A, FGIC insured, 5.00% 2038	2,000	2,044
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-A-1, 5.00% 2033	8,175	6,704
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	4,625	4,825
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.75% 2039 (preref. 2013)	3,000	3,147
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2040	2,500	2,750
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,943
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,783
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,225
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	990	1,098
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,760
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2009, 5.00% 2039	4,250	4,623
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	15,564
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	2,000	2,219
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032	3,600	4,059
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital — San Diego), Series 2011, 5.25% 2041	5,000	5,410
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,296
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,304
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,180
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,401
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,137
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series C, 6.50% 2038	2,945	3,508
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series C, 6.50% 2038 (preref. 2018)	55	73
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,736
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,253
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	15,000	16,557
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,293
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,280
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2015	1,000	1,067
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2022	1,000	1,027
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	1,085
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,580
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	3,057
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	3,956
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	3,857
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	1,009
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,630
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	2,381
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022	1,395	1,470
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,678
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.00% 2016	1,290	1,316
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	1,000	975
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	1,750	1,627
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 20431	1,750	1,785
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 20481	1,500	1,527
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,013
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,500	1,796
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2028	1,000	1,054
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,420	1,468
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	1,241
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	5,000	5,069
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 20411	8,550	10,170
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,000	1,118
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023	1,500	1,625
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	4,700	5,140
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	3,000	3,243
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	1,984
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,000	1,139
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.939% 20192	5,000	4,236
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.00% 2019	2,000	2,436
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,211
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	4,282
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,851
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,172
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,441
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,935
Northern California Transmission Agcy., Rev. Ref. Bonds (California-Oregon Transmission Project),
Series 2009-A, 5.00% 2022	4,000	4,614
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	5,000	5,435
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,087
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	1,000	1,070
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	885	978
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2013	1,000	1,038
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC-National insured, 5.25% 2019	3,000	3,611
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	1,000	1,100
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,608
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2015	1,000	1,108
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,161
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project),
Series 2006-E, 5.00% 2027	2,275	2,561
Public Works Board, Lease Rev. Ref. Bonds (Trustees of the California State University,
Various California University Projects), Series 2006-A, FGIC-National insured, 5.00% 2016	1,000	1,142
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2009-E, 5.00% 2024	2,500	2,880
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2009-E, 5.00% 2034	1,500	1,653
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California,
Various University of California Projects), Series 2007-A, FGIC-National insured, 5.25% 2023	1,890	2,409
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13,
San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,089
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	2,000	2,443
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	2,200	2,712
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030	2,000	2,302
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 6.00% 2035	2,000	2,367
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,643
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	4,500	4,887
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	1,370	1,399
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	2,736
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	3,000	3,233
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	2,000	2,298
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase II Project), Series 2011-1, 5.25% 2028	2,500	3,019
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project),
Series 2008-B, 6.00% 2027	3,200	3,946
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2008-A, 5.00% 2022	4,960	5,766
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2009-A, 5.00% 2023	5,000	5,836
Trustees of the State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2042	4,000	4,536
Trustees of the State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,608
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	3,145	3,157
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 20371	9,500	9,779
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,087
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	2,154
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services),
Series 2003-A, 6.00% 2016 (preref. 2013)	2,000	2,068
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services),
Series 2003-A, 6.00% 2023 (preref. 2013)	3,000	3,102
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2003, 5.25% 2023	2,000	2,041
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 4.50% 2013	2,200	2,207
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2028	1,500	1,581
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2037	2,000	2,092
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	3,510	3,710
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	2,000	2,062
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,623
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	5,020
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	12,000	13,112
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.625% 2033	3,000	3,104
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,806
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	1,125	1,237
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,765
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	3,000	3,167
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	2,500	2,599
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2040	2,000	2,166
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	5,000	5,276
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	4,740	4,992
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	2,045	2,205
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	1,000	1,087
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	6,000	6,698
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.75% 2026	2,000	2,026
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	6,500	6,505
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	2,000	2,282
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 5.50% 2026	3,500	3,786
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 6.00% 2040	4,750	5,117
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine,
LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,347
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine,
LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,827
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine,
LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,072
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine,
LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,093
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine,
LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,036
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2019	2,475	2,972
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2021	2,000	2,347
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,780	3,252
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,666
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2026	1,500	1,833
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds,
Series 2007-C-2, National insured, 0.961% 20372	5,000	3,599
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds,
Series 2007-C-2, National insured, 1.031% 20432	8,000	5,488
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-H, 5.00% 2021	2,500	2,995
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-K, 5.00% 2018	1,000	1,219
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2022	1,400	1,717
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AE, 5.00% 2021	2,000	2,423
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AE, 5.00% 2028	2,000	2,353
		607,802

CITY & COUNTY ISSUERS — 53.78%
Ohlone Community College Dist. (Alameda County), Series 2012, G.O. Ref. Bonds, 5.00% 2024	4,000	4,892
Ohlone Community College Dist. (Alameda County), Series 2012, G.O. Ref. Bonds, 5.00% 2026	2,500	3,007
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	3,250	3,611
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,359
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties),
Series 2004-C, National insured, 5.00% 2023	1,000	1,156
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	8,679
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2027	1,470	1,425
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	3,165	3,386
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.),
Series 2010, 6.00% 2037	6,000	6,830
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 4.00% 2016	3,000	3,034
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.00% 2030	2,000	2,262
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.125% 2040	3,000	3,357
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 4.75% 2034	675	658
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,000	1,078
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	2,615	2,754
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2027	3,450	3,514
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	2,635	2,636
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,100	1,163
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities),
Series 2011, 6.125% 2041	3,000	3,405
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2009-B, 6.25% 2039	4,000	4,761
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2011-A, 6.00% 2030	1,000	1,231
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,776
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	4,047
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-F, 5.00% 2022	2,000	2,280
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039	2,000	2,254
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047	6,000	6,732
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039	2,000	2,242
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044	1,670	1,930
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 2012, 5.00% 2026	500	517
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,616
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,112
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	3,830	4,152
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	725	725
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	2,115	2,114
Community Facs. Dist. No. 90-2, Capistrano Unified School Dist. (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 6.00% 2033	1,200	1,217
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2016	2,120	2,293
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2023	2,000	2,062
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2021	1,055	940
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2022	1,110	973
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2023	1,165	1,006
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2024	1,220	1,037
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2030	3,675	2,896
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	955	961
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,340	1,342
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds, Series 2012-D, 5.00% 2038	1,000	1,131
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	1,500	1,637
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	1,109
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	2,560	2,816
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	1,500	1,644
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	3,710	3,980
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	3,500	3,938
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, Assured Guaranty Municipal insured, 5.25% 2016	75	76
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	2,000	2,210
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	1,060
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	2,260	2,656
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.),
Series 2007-B, National insured, 5.00% 2017	5,000	5,773
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2027	3,000	3,454
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2032	3,500	3,954
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.75% 2027	1,000	950
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	325	289
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	2,500	2,268
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,761
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,667
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,836
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	3,150	3,188
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds (Alameda and Contra Costa Counties),
Series 2011-A-1, 0.52% 2025 (put 2014)2	1,865	1,865
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	755	757
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds,
Series 2012, 5.00% 2024	1,500	1,690
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds,
Series 2012, 5.00% 2025	2,585	2,889
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 5.00% 2028	1,000	1,032
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.125% 2026	1,090	1,116
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,615	1,633
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,000	1,019
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Bonds, Series 2006, 5.00% 2036	4,000	3,817
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,228
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	2,965
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry),
RADIAN insured, 5.00% 2016	3,875	4,236
Grossmont Healthcare Dist. (San Diego County), G.O. Bonds, 2006 Election, Series 2007-A, AMBAC insured, 5.00% 2019	2,460	2,800
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park),
Series 2004-A, 6.375% 2039	3,935	4,022
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2026	1,500	1,555
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2031	2,000	2,052
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.125% 2041	4,200	4,280
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-B, 5.85% 2041	1,150	1,173
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.60% 2037	1,590	1,625
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.70% 2047	1,845	1,890
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2027	1,605	1,656
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2032	1,005	1,025
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 5.00% 2047	3,000	3,077
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.25% 2036	1,800	1,841
City of Irvine, Impt Bd Act 1915 Dist. No. 11-1, Limited Obligation Reassessment, 4.50% 2022	1,000	1,035
City of Irvine, Impt Bd Act 1915 Dist. No. 11-1, Limited Obligation Reassessment, 4.75% 2023	750	776
City of Irvine, Impt Bd Act 1915 Dist. No. 11-1, Limited Obligation Reassessment, 4.75% 2024	500	517
City of Irvine, Impt Bd Act 1915 Dist. No. 11-1, Limited Obligation Reassessment, 4.875% 2025	400	414
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2020	1,000	1,088
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	5,500	5,595
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	2,554
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.10% 2022	1,000	1,050
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2030	1,195	1,234
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2035	2,450	2,502
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2002, 6.375% 2032	3,500	3,535
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
Series 2003, National insured, 5.25% 2018	1,935	2,044
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	3,555	3,825
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034 (preref. 2013)	890	957
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	3,615	3,502
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,072
City of Loma Linda, Hospital Rev. Ref. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	3,000	3,066
City of Long Beach, Fncg. Auth. Rev. Ref. Bonds, Series 1992, AMBAC insured, 6.00% 2017	660	708
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,403
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,500	1,607
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2015	1,000	1,067
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,435
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	1,220	1,485
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2024	1,000	1,178
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2025	1,000	1,171
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2026	1,000	1,170
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,317
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,133
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, National insured, 5.00% 2017	5,710	6,460
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,863
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	2,085	2,540
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-B, 5.00% 2023	1,000	1,230
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,050	1,261
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-2, 5.25% 2032	2,000	2,350
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,500	1,732
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2028	1,835	2,111
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-B, 5.25% 2023	1,500	1,857
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	1,500	1,713
City of Los Angeles, Dept. of Water and Power, Water System Rev. Ref. Bonds, Series 2011-A, 5.00% 2041	2,000	2,275
City of Los Angeles, Dept. of Water and Power, Water System Rev. Ref. Bonds, Series 2012-A, 5.00% 2043	1,500	1,738
City of Los Angeles, Dept. of Water and Power, Water System Rev. Ref. Bonds, Series 2012-C, 5.00% 2024	2,000	2,504
City of Los Angeles, Solid Waste Resources Rev. Ref. Bonds, Series 2009-B, 5.00% 2020	2,500	3,017
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,000	2,436
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.375% 2039	5,500	6,266
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2010-A, 5.00% 2032	1,000	1,151
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,000	1,265
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2012-B, 5.00% 2029	2,000	2,399
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2015	1,000	1,093
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,450	1,551
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,595	1,698
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2024	3,250	3,448
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,917
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-D, 5.00% 2017	1,920	2,299
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-E, 5.00% 2026	2,000	2,334
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.25% 2029	2,000	2,327
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,118
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-D, 5.00% 2035	2,000	2,264
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2008-A, AMT, 5.50% 2022	5,000	5,765
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2029	2,000	2,337
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2016	1,780	2,001
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2018	1,400	1,546
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2022	2,610	2,803
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2024	2,920	3,113
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	2,000	2,158
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	3,649
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	465	491
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039	1,000	1,164
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,366
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Ref. Bonds (Dist. No. 14 Rev. Bonds),
Series 2005-B, FGIC-National insured, 5.00% 2020	1,000	1,118
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Ref. Bonds
(Senior Ad Valorem Obligation Bonds), Series 2011-A, 5.00% 2023	1,350	1,676
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2016 (preref. 2013)	1,000	1,043
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2017 (preref. 2013)	535	558
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2017 (preref. 2013)	465	485
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2034	2,000	2,259
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds, Series 2007-B-1, FGIC-National insured, 5.00% 2023	3,810	4,030
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds,
Series 2007-B-1, FGIC-National insured, 5.00% 2023 (preref. 2014)	155	169
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds (Capital Equipment), Series 2008-A, 5.00% 2025	3,000	3,296
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election, Series 2010-C, 0% 2028	1,000	491
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election, Series 2010-C, 0% 2029	2,000	918
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,592
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,100	2,699
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, 2008 Authorization, Series A, 5.00% 2034	2,000	2,257
Metropolitan Water Dist. of Southern California, Waterworks Rev. Ref. Bonds, Series 2012-B-2, 0.52% 2027 (put 2015)2	5,000	5,000
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,110
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	4,485	4,527
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.20% 2036	2,350	2,381
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,000	1,143
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,123
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch),
Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	3,705	3,584
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds,
Series 2000, Assured Guaranty Municipal insured, 0% 2015	2,300	2,218
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2023	4,220	4,540
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2024	1,000	1,068
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,153
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.125% 2018	1,180	1,192
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,507
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	1,013
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	2,125	2,147
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	1,008
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	4,980
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds
(Group 1), 5.00% 2028	875	895
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds
(Group 1), 5.10% 2033	970	986
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2026	3,000	3,417
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	3,500	4,028
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2029	3,000	3,426
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,386
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,569
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,617
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.00% 2035	1,990	2,014
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	3,000	2,701
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	2,000	1,641
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.125% 2041	2,340	2,420
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.25% 2036	2,750	2,763
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.00% 2019	1,000	1,036
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,040	1,076
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	2,095	2,105
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds,
Series 2002, 5.60% 2033 (preref. 2012)	1,995	1,995
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2033	1,000	1,076
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2036	600	637
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.125% 2028	2,320	2,402
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.375% 2031	2,285	2,365
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.25% 2027	1,000	1,018
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	1,000	1,002
City of Rancho Mirage Joint Powers Fncg. Auth., Rev. Ref. Bonds (Eisenhower Medical Center),
Series 2007-A, 5.00% 2027	1,000	1,035
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,533
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	663
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,599
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	3,110	3,163
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist.,
Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	1,021
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	2,400
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	4,610
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects),
Series 2005-A, XLCA insured, 5.00% 2023	2,000	2,016
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley,
Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2020	2,050	2,174
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley,
Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2021	2,885	3,039
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2020	770	783
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2021	820	831
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	1,085
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,310
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,000	3,163
County of Sacramento, Airport System Rev. Bonds, Series 2008-B, AMT, Assured Guaranty Municipal insured, 5.75% 2024	1,940	2,217
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,209
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects),
Series 2002-A, Assured Guaranty Municipal insured, 5.25% 2016	470	475
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2020	995	1,228
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2021	900	1,120
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,495
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	3,029
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,760
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.),
Series 2007-B, FGIC-National insured, 0.843% 20352	13,500	9,995
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40
and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.863% 20342	5,000	3,731
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds,
Series 2006, National insured, 5.125% 2029	10,000	10,668
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	3,870	4,272
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,445
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,758
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC-National insured, 0% 2021	2,500	1,829
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,088
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	13,149
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.125% 2040	3,000	3,228
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.25% 2030	2,000	2,211
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	1,500	1,728
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	2,000	2,321
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	2,000	2,417
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,000	2,402
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	6,007
San Diego County Community College Dist., 2012 G.O. Ref. Bonds, 5.00% 2029	3,000	3,639
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2028	1,000	1,134
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2030	1,550	1,742
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,212
San Diego County Regional Transportation Commission, Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2048	2,000	2,285
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,773
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,834
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,306
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,054
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,144
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	4,074
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds,
Series 2009-E, 6.00% 2039	3,000	3,549
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, AMT, 5.00% 2028	2,630	2,953
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	4,217
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	7,000	8,013
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	5,000	5,516
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,135
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,130
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project),
Series 2011-C, 6.75% 2033	500	594
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project),
Series 2011-C, 6.75% 2041	1,000	1,171
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	5,050
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2009-D, 6.50% 2030	975	1,076
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2011-D, 7.00% 2033	810	936
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2011-D, 7.00% 2041	2,500	2,857
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2023	2,130	2,462
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2023	3,000	3,589
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	2,000	2,377
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,625
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	2,195	2,401
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	3,767
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	4,713
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	9,051
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,516
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 4.00% 2016	1,250	1,285
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, National insured, 4.54% 2018	3,000	3,008
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2018	2,500	2,573
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	2,000	2,034
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.65% 2022	1,490	1,493
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,685
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, National insured, 5.125% 2018	2,700	3,010
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.00% 2036	2,000	2,173
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	3,500	4,081
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 5.25% 2032	2,000	2,307
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,532
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	4,310	2,191
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	4,000	1,863
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	4,500	5,184
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.625% 2035	1,300	1,450
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds,
Series B, FGIC-National insured, 0% 2016	1,500	1,402
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 6.00% 2030 (preref. 2013)	1,170	1,238
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2022	1,335	1,382
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2023	1,805	1,868
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2024	1,960	2,028
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2025	1,000	1,034
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.125% 2028	1,500	1,551
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.25% 2029	1,000	1,034
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.00% 2032	2,000	2,259
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.00% 2042	1,000	1,109
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2036	1,250	1,483
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2042	2,000	2,361
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,692
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2028	830	889
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2029	715	767
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	1,113
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	829
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,356
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County),
FGIC-National insured, 5.25% 2021	2,000	2,497
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2028	3,500	4,169
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,049
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2011-C, 5.25% 2023	2,000	2,412
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2019	1,015	1,109
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2020	2,025	2,197
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2022	2,300	2,466
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,035	4,502
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds
(Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	1,248
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,559
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,748
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,103
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.80% 2026	1,165	1,188
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2027	570	584
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2037	935	941
Thousand Oaks Community Facs. Dist., Ref. Bonds (Marketplace Mall), 5.00% 2022	1,000	1,005
Thousand Oaks Community Facs. Dist., Ref. Bonds (Marketplace Mall), 5.375% 2031	3,265	3,274
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 4.75% 2025	1,500	1,501
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	5,930	4,839
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	5,000	3,951
City of Torrance, Hospital Rev. Ref. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,001
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	7,185	7,696
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	1,500	1,561
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	4,455	4,550
Turlock Irrigation Dist., Rev. Ref. Bonds, 5.50% 2041	3,000	3,431
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,200
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center),
Series 2007, 6.00% 2037	1,485	1,554
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	360
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,189
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	4,000	4,354
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2037	1,135	1,177
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.00% 2025	1,500	1,651
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.25% 2030	2,000	2,193
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.00% 2013	1,100	1,103
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.125% 2023	1,000	1,003
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,718
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,868
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	2,014
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,625
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project),
Series 2011-A, 7.50% 2042	1,250	1,432
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,630	1,662
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, National insured, 5.25% 2016	1,270	1,287
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2038	1,200	1,092
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,011
		858,412

GUAM — 0.83%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	2,000	2,395
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.125% 2042	1,500	1,669
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	4,000	4,705
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	2,350	2,487
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	2,000	2,094
		13,350

PUERTO RICO — 2.15%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	3,000	3,236
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.125% 2037	900	903
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	2,500	2,516
Electric Power Auth., Power Rev. Bonds, Series WW, 5.50% 2020	2,500	2,792
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. Ref. Bonds
(Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	8,151
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	1,500	1,668
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	245
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,634
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,210	2,389
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-A-1, 5.00% 2043	6,000	6,306
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	3,250	3,523
		34,363

VIRGIN ISLANDS — 0.88%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,750	2,063
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2037	1,000	1,183
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	2,185
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,245
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,466
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,500	3,847
		13,989

Total bonds & notes (cost: $1,424,469,000)		1,527,916

Short-term securities — 4.19%

Educational Facs. Auth., Demand Rev. Ref. Bonds (Chapman University),
Series 2008-A, Bank of America LOC, 0.23% 20362	4,295	4,295
Educational Facs. Auth., Demand Rev. Ref. Bonds (Chapman University),
Series 2008-B, Bank of America LOC, 0.23% 20262	3,820	3,820
Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health), Series 2008-C, 0.17% 20272	1,035	1,035
City of Irvine, Reassessment Dist. No. 05-21, Limited Obligation Improvement Bonds,
Series A, U.S. Bank LOC, 0.19% 20502	6,560	6,560
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds,
Series 2012-A, U.S. Bank LOC, 0.18% 20512	2,950	2,950
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds,
Series B, U.S. Bank LOC, 0.19% 20292	4,909	4,909
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds,
Series 2002-A, Subseries A-1, 0.17% 20352	1,050	1,050
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds,
Series 2001-B, Subseries B-3, 0.17% 20342	5,000	5,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2008-A-1, 0.17% 20372	1,095	1,095
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.19% 20352	250	250
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-C, 0.17% 20352	4,350	4,350
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 2002, 0.19% 20242	1,100	1,100
Statewide Communities Dev. Auth., Multi-family Housing Rev. Bonds (IAC Project),
Series 2001-W-1, AMT, Wells Fargo Bank LOC, 0.20% 20342	900	900
G.O. Bonds, Series 2004-A-1, Citibank LOC, 0.18% 20342	4,655	4,655
G.O. Bonds, Series 2004-A-5, Citibank LOC, 0.17% 20342	5,295	5,295
Various Purpose G.O. Bonds, JPMorgan Chase LOC, 0.17% 20332	5,950	5,950
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, JPMorgan Chase LOC, 0.18% 20262	2,600	2,600
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, JPMorgan Chase LOC, 0.21% 20262	8,400	8,400
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series F, JPMorgan Chase LOC, 0.15% 20262	2,600	2,600

Total short-term securities (cost: $66,814,000)		66,814

Total investment securities (cost: $1,491,283,000)		1,594,730
Other assets less liabilities		1,414

Net assets		$1,596,144

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,261,000, which represented 1.46% of the net assets of the fund.

2Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-920-1012O-S32856

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of
The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California (the “Fund”) as of August 31, 2012, and for the year then ended and have issued our report thereon dated October 17, 2012, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund’s investment portfolio (the “Schedule”) as of August 31, 2012, appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund’s management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California
October 17, 2012

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: October 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: October 31, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: October 31, 2012